Share buy-back plans	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share buy-back plans
Note 22: Share buy-back plans

The Bank initially introduced two share buy-back programs on May 1, 2012 as a means to improve shareholder liquidity and facilitate growth in share value. Each program was approved by the Board of Directors for a period of 12 months, in accordance with the regulations of the BSX. The BSX must be advised monthly of shares purchased pursuant to each program.

From time to time the Bank's associates, insiders and insiders' associates as defined by the BSX regulations may sell shares which may result in such shares being repurchased pursuant to each program, provided no more than any such person's pro-rata share of the listed securities is repurchased. Pursuant to the BSX regulations, all repurchases made by any issuer pursuant to a securities repurchase program must be made: (1) in the open market and not by private agreement; and (2) for a price not higher than the last independent trade for a round lot of the relevant class of securities. See Note 24: Capital structure, in which certain large one-time share buy-back transactions are described.

Common Share Buy-Back Program
On February 26, 2015, the Board approved, with effect from April 1, 2015, the 2015 common share buy-back program, authorizing the purchase for treasury of up to 0.8 million common shares.

On February 19, 2016, the Board approved, with effect from April 1, 2016, the 2016 common share buy-back program, authorizing the purchase for treasury of up to 0.8 million common shares.
On February 15, 2018, the Board approved, with effect on April 1, 2018, the 2018 common share buy-back program, authorizing the purchase for treasury of up to 1.0 million common shares. The repurchase of shares pursuant to the buy-back program is subject to the approval of the BMA and NYSE. The timing and amount of repurchase transactions will be based on market conditions, share price, legal requirements and other factors. No assurances can be given as to the amount of common shares that may actually be repurchased.

	Year ended December 31
Common share buy-backs	2017	2016	2015	2014	2013	Total
Acquired number of shares (to the nearest 1)	—	97,053	250,371	856,734	403,848	1,608,006
Average cost per common share	—	16.36	19.42	19.86	13.89	18.08
Total cost (in US dollars)	—	1,588,189	4,862,248	17,018,412	5,610,907	29,079,756

Preference Share Buy-Back Program
On February 26, 2015, the Board approved, with effect from May 5, 2015, the 2015 preference share buy-back program, authorizing the purchase for cancellation of up to 5,000 preference shares.

	Year ended December 31
Preference share buy-backs	2017	2016	2015	2014	2013	Total
Acquired number of shares (to the nearest 1)	—	—	183	560	11,972	12,715
Average cost per preference share	—	—	1,151.55	1,172.26	1,230.26	1,226.57
Total cost (in US dollars)	—	—	210,734	656,465	14,728,624	15,595,823